UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

DATE OF REPORTING PERIOD: DECEMBER 31, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-51.9%
		Consumer Discretionary-5.8%
29,800		BorgWarner, Inc.	$ 648,746
69,000		Brown Shoe Company, Inc.	584,430
53,100		CBS Corporation - Class "B"	434,889
60,600	*	CEC Entertainment, Inc.	1,469,550
40,000		Cinemark Holdings, Inc.	297,200
45,200	*	Coach, Inc.	938,804
26,800	*	Eddie Bauer Holdings, Inc.	13,668
19,100		Genuine Parts Company	723,126
28,700		H&R Block, Inc.	652,064
56,400		Home Depot, Inc.	1,298,328
69,800	*	Jack in the Box, Inc.	1,541,882
57,500	*	Lincoln Educational Services Corporation	761,875
27,500		Luxottica Group SpA (ADR)	498,300
39,400		McDonald's Corporation	2,450,286
120,300	*	Morgans Hotel Group Company	560,598
27,400		Newell Rubbermaid, Inc.	267,972
13,200		Polo Ralph Lauren Corporation - Class "A"	599,412
67,500	*	Ruby Tuesday, Inc.	105,300
49,700		Staples, Inc.	890,624
25,700	*	Steiner Leisure, Ltd.	758,664
30,750	*	Viacom, Inc. - Class "B"	586,095
66,160		Wyndham Worldwide Corporation	433,348

			16,515,161

		Consumer Staples-8.6%
128,500		Altria Group, Inc.	1,935,210
28,000		Avon Products, Inc.	672,840
24,400	*	Chattem, Inc.	1,745,332
25,800		Coca-Cola Company	1,167,966
72,800		CVS Caremark Corporation	2,092,272
15,000	*	Dean Foods Company	269,550
33,849		Kraft Foods, Inc. - Class "A"	908,846
36,600		McCormick & Company, Inc.	1,166,076
155,500		Nu Skin Enterprises, Inc. - Class "A"	1,621,865
32,400		PepsiCo, Inc.	1,774,548
68,800		Philip Morris International, Inc.	2,993,488
22,200		Procter & Gamble Company	1,372,404
82,600		Safeway, Inc.	1,963,402
14,117		Tootsie Roll Industries, Inc.	361,536
75,200		Walgreen Company	1,855,184
45,800		Wal-Mart Stores, Inc.	2,567,548

			24,468,067

		Energy-4.0%
16,000		Anadarko Petroleum Corporation	616,800
67,500	*	Cal Dive International, Inc.	439,425
29,900		ConocoPhillips	1,548,820
36,600		ExxonMobil Corporation	2,921,778
1,897		Hugoton Royalty Trust	30,447
16,986		Marathon Oil Corporation	464,737
42,600		Noble Corporation	939,756
20,500		Sasol, Ltd. (ADR)	621,765
51,000		Suncor Energy, Inc.	994,500
14,470	*	Transocean, Ltd.	683,708
17,500		World Fuel Services Corporation	647,500
41,200		XTO Energy, Inc.	1,453,124

			11,362,360

		Financials-4.3%
13,700		American Express Company	254,135
29,100		Astoria Financial Corporation	479,568
25,700		Bank of America Corporation	361,856
48,600		Brookline Bancorp, Inc.	517,590
20,692		Capital One Financial Corporation	659,868
29,800		Citigroup, Inc.	199,958
26,550		Discover Financial Services	253,021
118,100		Financial Select Sector SPDR Fund	1,490,422
48,750	*	First Mercury Financial Corporation	695,175
13,324		Hartford Financial Services Group, Inc.	218,780
48,200		JPMorgan Chase & Company	1,519,746
24,499		KeyCorp	208,731
5,000		Merrill Lynch & Company, Inc.	58,200
46,100		Morgan Stanley	739,444
53,900		New York Community Bancorp, Inc.	644,644
73,200		NewAlliance Bancshares, Inc.	964,044
22,300		SPDR KBW Regional Banking ETF	650,268
87,800		Sunstone Hotel Investors, Inc. (REIT)	543,482
27,500		U.S. Bancorp	687,775
16,700		Webster Financial Corporation	230,126
28,700		Wells Fargo & Company	846,076

			12,222,909

		Health Care-8.9%
45,500		Abbott Laboratories	2,428,335
15,100	*	Amgen, Inc.	872,025
17,500		Baxter International, Inc.	937,825
24,600		Becton, Dickinson & Company	1,682,394
17,500	*	Cephalon, Inc.	1,348,200
21,900	*	Genentech, Inc.	1,815,729
14,600	*	Genzyme Corporation	969,002
55,200		Johnson & Johnson	3,302,616
15,500	*	Laboratory Corporation of America Holdings	998,355
43,500		Medtronic, Inc.	1,366,770
26,700		Merck & Company, Inc.	811,680
32,500		Perrigo Company	1,050,075
114,680		Pfizer, Inc.	2,030,983
23,900	*	PSS World Medical, Inc.	449,798
33,700		Sanofi-Aventis (ADR)	1,083,792
13,600	*	St. Jude Medical, Inc.	448,256
198,300		Stewart Enterprises, Inc. - Class "A"	596,883
33,300	*	Thermo Fisher Scientific, Inc.	1,134,531
55,300		Wyeth	2,074,303

			25,401,552

		Industrials-7.8%
25,000		3M Company	1,438,500
57,200	*	AAR Corporation	1,053,052
24,200		Alexander & Baldwin, Inc.	606,452
35,504	*	Altra Holdings, Inc.	280,837
50,000		Armstrong World Industries, Inc.	1,081,000
13,850		Avery Dennison Corporation	453,310
15,100		Barnes Group, Inc.	218,950
25,450	*	BE Aerospace, Inc.	195,710
11,700		Burlington Northern Santa Fe Corporation	885,807
48,900		Chicago Bridge & Iron Company NV - NY Shares	491,445
36,800	*	Esterline Technologies Corporation	1,394,352
77,200		General Electric Company	1,250,640
26,900		Harsco Corporation	744,592
37,100		Honeywell International, Inc.	1,217,993
38,700		IDEX Corporation	934,605
22,200		Illinois Tool Works, Inc.	778,110
19,000		Lockheed Martin Corporation	1,597,520
59,700	*	Mobile Mini, Inc.	860,874
25,400		Northrop Grumman Corporation	1,144,016
39,230	*	PGT, Inc.	44,330
27,000	*	Pinnacle Airlines Corporation	45,900

15,800			Raytheon Company	806,432
15,210			Republic Services, Inc.	377,056
93,300			TAL International Group, Inc.	1,315,530
51,900			Textainer Group Holdings, Ltd.	550,140
27,175			Tyco International, Ltd.	586,980
38,100			United Technologies Corporation	2,042,160

				22,396,293

			Information Technology-8.3%
24,300		*	CACI International, Inc. - Class "A"	1,095,687
55,000		*	Cisco Systems, Inc.	896,500
56,100		*	Electronics for Imaging, Inc.	536,316
108,000		*	EMC Corporation	1,130,760
79,400		*	Entrust, Inc.	125,452
60,000			Harris Corporation	2,283,000
35,600			Hewlett-Packard Company	1,291,924
53,200			Intel Corporation	779,912
36,000			International Business Machines Corporation	3,029,760
54,000		*	Macrovision Solutions Corporation	683,100
117,900			Microsoft Corporation	2,291,976
32,850		*	NCI, Inc. - Class "A"	989,770
87,500			Nokia Corporation - Class "A" (ADR)	1,365,000
69,500		*	Parametric Technology Corporation	879,175
48,800			QUALCOMM, Inc.	1,748,504
9,075		*	SRA International, Inc. - Class "A"	156,544
121,300		*	Symantec Corporation	1,639,976
102,300		*	TIBCO Software, Inc.	530,937
19,350			Tyco Electronics, Ltd.	313,664
58,376			Western Union Company	837,112
24,600		*	Wright Express Corporation	309,960
53,700			Xilinx, Inc.	956,934

				23,871,963

			Materials-2.0%
18,500			Agrium, Inc.	631,405
58,100			Celanese Corporation - Series "A"	722,183
18,200			Freeport-McMoRan Copper & Gold, Inc.	444,808
38,400			Lubrizol Corporation	1,397,376
12,600			PPG Industries, Inc.	534,618
17,000			Praxair, Inc.	1,009,120
63,700			RPM International, Inc.	846,573
41,550			Temple-Inland, Inc.	199,440

				5,785,523

			Telecommunication Services-1.7%
74,700			AT&T, Inc.	2,128,950
81,700			Verizon Communications, Inc.	2,769,630

				4,898,580

			Utilities-.5%
34,200			Atmos Energy Corporation	810,540
13,700			Consolidated Edison, Inc.	533,341

				1,343,881

Total Value of Common Stocks (cost $171,825,282)				148,266,289

			MORTGAGE-BACKED CERTIFICATES-18.4%
			Fannie Mae-17.2%
$1,812	M		5%, 7/1/2033	1,854,752
17,082	M		5.5%, 4/1/2033 - 5/1/2037	17,553,072
22,363	M		6%, 5/1/2036 - 7/1/2038	23,050,898
4,826	M		6.5%, 11/1/2033 - 7/1/2037	5,024,012
1,567	M		7%, 3/1/2032 - 8/1/2032	1,670,082

				49,152,816

			Freddie Mac-1.2%
3,417	M		6%, 9/1/2032 - 10/1/2035	3,526,738

Total Value of Mortgage-Backed Certificates (cost $51,234,309)				52,679,554

			CORPORATE BONDS-13.9%
			Consumer Non-Durables-.2%
700	M		Newell Rubbermaid, Inc., 6.75%, 2012	666,571

			Energy-1.3%
1,000	M		Canadian Natural Resources, Ltd., 5.9%, 2018	865,432
500	M		Kinder Morgan Finance Co., 5.35%, 2011	448,750

1,000	M	Northern Border Pipeline Co., 7.1%, 2011		978,712
1,000	M	Pacific Energy Partners LP, 7.125%, 2014		874,379
200	M	Shell International Finance, 6.375%, 2038		225,798
500	M	Spectra Energy Capital, LLC, 6.2%, 2018		434,606

				3,827,677

		Financial Services-1.4%
1,000	M	CoBank, ACB, 7.875%, 2018	(a)	1,011,843
1,000	M	Fifth Third Bancorp, 5.45%, 2017		821,046
500	M	Hibernia Corp., 5.35%, 2014		419,707
1,000	M	Nationsbank Corp., 7.8%, 2016		1,019,446
1,000	M	Prudential Financial, Inc., 6%, 2017		803,496

				4,075,538

		Financials-2.4%
1,000	M	American General Finance Corp., 6.9%, 2017		433,312
1,000	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,097,699
1,000	M	Caterpillar Financial Services Corp., 5.85%, 2017		980,533
927	M	Ford Motor Credit Co., 9.75%, 2010		741,858
1,000	M	General Motors Acceptance Corp., 7.75%, 2010		892,090
1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036		778,742
1,000	M	HSBC Finance Corp., 4.75%, 2010		991,520
1,000	M	Merrill Lynch & Co., 5.45%, 2013		962,109

				6,877,863

		Food/Beverage/Tobacco-1.3%
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013		795,107
900	M	Cargill, Inc., 6%, 2017	(a)	808,322
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		1,085,266
1,000	M	Philip Morris International, Inc., 5.65%, 2018		993,115

				3,681,810

		Food/Drug-.3%
700	M	Kroger Co., 6.75%, 2012		707,064

		Gaming/Leisure-.2%
750	M	MGM Mirage, Inc., 8.5%, 2010		633,750

		Manufacturing-1.0%
1,000	M	Crane Co., 6.55%, 2036		777,898
1,000	M	John Deere Capital Corp., 5.35%, 2018		938,584
1,000	M	United Technologies Corp., 6.125%, 2019		1,071,919

				2,788,401

		Manufacturing-Diversified-.4%
1,200	M	General Electric Co., 5.25%, 2017		1,198,446

		Media-Broadcasting-.5%
750	M	Comcast Cable Communications, Inc., 7.125%, 2013		737,500
800	M	Cox Communications, Inc., 5.5%, 2015		714,444

				1,451,944

		Media-Diversified-1.1%
		AOL Time Warner, Inc.:
750	M	6.75%, 2011		732,658
1,000	M	6.875%, 2012		961,393
1,000	M	McGraw-Hill Cos., Inc., 5.9%, 2017		843,362
500	M	News America, Inc., 5.3%, 2014		461,069

				2,998,482

		Metals/Mining-.7%
1,000	M	Alcoa, Inc., 6%, 2012		909,186
1,000	M	ArcelorMittal, 6.125%, 2018	(a)	685,853
500	M	Vale Overseas, Ltd., 6.875%, 2036		455,100

				2,050,139

		Telecommunications-.9%
800	M	GTE Corp., 6.84%, 2018		811,668
600	M	SBC Communications, Inc., 6.25%, 2011		613,808
1,000	M	Vodafone AirTouch PLC, 7.75%, 2010		1,022,285

				2,447,761

		Transportation-.2%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		464,484

		Utilities-1.7%
1,000	M	Consolidated Edison Co. of New York, 7.125%, 2018		1,077,199
2,000	M	E. ON International Finance BV, 5.8%, 2018	(a)	1,873,226
350	M	Entergy Gulf States, Inc., 5.25%, 2015		299,077
873	M	Great River Energy, 5.829%, 2017	(a)	731,267

900	M	Public Service Electric & Gas Co., 6.75%, 2016		960,493

				4,941,262

		Waste Management-.3%
1,000	M	Waste Management, Inc., 6.875%, 2009		995,445

Total Value of Corporate Bonds (cost $44,483,568)				39,806,637

		U.S. GOVERNMENT AGENCY OBLIGATIONS-5.0%
1,000	M	Fannie Mae, 5.5%, 2018		1,000,928
2,000	M	Federal Farm Credit Bank, 5.37%, 2018		2,029,730
		Federal Home Loan Bank:
2,000	M	5%, 2018		2,004,918
2,500	M	5.65%, 2018		2,500,833
		Freddie Mac:
1,000	M	6%, 2017		1,022,000
1,000	M	6%, 2018		1,001,053
1,000	M	6.5%, 2018		1,003,548
		Tennessee Valley Authority:
1,450	M	4.375%, 2015		1,572,872
2,000	M	4.5%, 2018		2,210,612

Total Value of U.S. Government Agency Obligations (cost $14,057,206)				14,346,494

		MUNICIPAL BONDS-3.0%
4,000	M	California State General Obligation, 5%, 2034		3,452,960
3,000	M	Kentucky State Ppty. & Bldgs., 5.375%, 2023		3,069,870
1,100	M	Nebraska Pub. Pwr. Dist. Rev., 5%, 2038		984,038
1,965	M	Tobacco Settlement Fin. Auth., West Virginia, Series "A", 7.467%, 2047		1,126,161

Total Value of Municipal Bonds (cost $9,808,340)				8,633,029

		PREFERRED STOCKS-1.1%
		Financials
1,000,000		Bank of America Corp., 8%, 2049		720,320
40,000		Citigroup, Inc. - Series "AA", 8.125%, 2049		638,000
2,000,000		JPMorgan Chase & Co., 7.9%, 2049		1,668,052

Total Value of Preferred Stocks (cost $4,030,313)				3,026,372

		U.S. GOVERNMENT FDIC GUARANTEED DEBT-.9%
$2,500	M	Regions Bank, 2.75%, 2010 (cost $2,527,625)		2,554,362

		PASS THROUGH CERTIFICATES-.1%
		Transportation
578	M	Continental Airlines, Inc., 8.388%, 2020 (cost $603,596)		341,068

		SHORT-TERM INVESTMENTS-5.6%
		Money Market Fund
15,995	M	First Investors Cash Reserve Fund, 1.39% (cost $15,995,000)	**	15,995,000

Total Value of Investments (cost $314,565,239)		99.9%		285,648,805
Other Assets, Less Liabilities		.1		273,234

Net Assets		100.0%		$285,922,039

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at December
31, 2008.

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2008, the Fund held five 144A securities with an aggregate value of
$5,110,511 representing 1.8% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2008, the cost of investments for federal income tax purposes was $315,959,105. Accumulated net unrealized depreciation on investments was $30,310,300, consisting of $20,575,807 gross unrealized appreciation and $50,886,107 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-93.4%
		Consumer Discretionary-11.1%
58,000		bebe stores, inc.	$ 433,260
24,500		Best Buy Company, Inc.	688,695
58,900		Bob Evans Farms, Inc.	1,203,327
55,800		Carnival Corporation	1,357,056
56,100		CBS Corporation - Class "B"	459,459
78,900		Cinemark Holdings, Inc.	586,227
120,600		Family Dollar Stores, Inc.	3,144,042
24,000		Gannett Company, Inc.	192,000
52,000		Genuine Parts Company	1,968,720
56,200		H&R Block, Inc.	1,276,864
96,400		Home Depot, Inc.	2,219,128
29,700		J.C. Penney Company, Inc.	585,090
93,100		Leggett & Platt, Inc.	1,414,189
62,800		Lowe's Companies, Inc.	1,351,456
91,900		Marine Products Corporation	516,478
56,400		McDonald's Corporation	3,507,516
55,700		Newell Rubbermaid, Inc.	544,746
125,800		Pearson PLC (ADR)	1,200,132
112,400	*	Ruby Tuesday, Inc.	175,344
78,000		Staples, Inc.	1,397,760
72,800		Tiffany & Company	1,720,264
199,600		Time Warner, Inc.	2,007,976
131,500		Walt Disney Company	2,983,735
39,220		Wyndham Worldwide Corporation	256,891

			31,190,355

		Consumer Staples-17.5%
73,200		Avon Products, Inc.	1,758,996
95,700		Coca-Cola Company	4,332,339
10,800		Colgate-Palmolive Company	740,232
59,400		ConAgra Foods, Inc.	980,100
33,900		Costco Wholesale Corporation	1,779,750
48,200		Diageo PLC (ADR)	2,734,868
33,000		Estee Lauder Companies, Inc. - Class "A"	1,021,680
18,200		Fomento Economico Mexicano SA de CV (ADR)	548,366
58,600		H.J. Heinz Company	2,203,360
91,100		Hershey Company	3,164,814
63,600		Kimberly-Clark Corporation	3,354,264
169,700		Kraft Foods, Inc. - Class "A"	4,556,445
49,700		McCormick & Company, Inc.	1,583,442
71,000		PepsiAmericas, Inc.	1,445,560
42,100		PepsiCo, Inc.	2,305,817
81,000		Philip Morris International, Inc.	3,524,310

37,400	Ruddick Corporation	1,034,110
37,200	Safeway, Inc.	884,244
176,700	Sara Lee Corporation	1,729,893
34,700	UST, Inc.	2,407,486
78,300	Walgreen Company	1,931,661
97,400	Wal-Mart Stores, Inc.	5,460,244

		49,481,981

	Energy-9.0%
54,400	Anadarko Petroleum Corporation	2,097,120
53,800	BP PLC (ADR)	2,514,612
60,417	Chevron Corporation	4,469,045
64,700	ConocoPhillips	3,351,460
30,800	Diamond Offshore Drilling, Inc.	1,815,352
23,200	ExxonMobil Corporation	1,852,056
23,200	Hess Corporation	1,244,448
106,600	Marathon Oil Corporation	2,916,576
56,100	Royal Dutch Shell PLC - Class "A" (ADR)	2,969,934
53,900	Tidewater, Inc.	2,170,553

		25,401,156

	Financials-16.5%
18,000	ACE, Ltd.	952,560
39,500	Allstate Corporation	1,294,020
44,300	Aon Corporation	2,023,624
45,000	Aspen Insurance Holdings, Ltd.	1,091,250
157,200	Bank Mutual Corporation	1,814,088
91,866	Bank of America Corporation	1,293,473
93,028	Bank of New York Mellon Corporation	2,635,483
69,821	Brookfield Asset Management, Inc. - Class "A"	1,066,167
25,903	Capital One Financial Corporation	826,047
43,456	Chubb Corporation	2,216,256
54,047	Cincinnati Financial Corporation	1,571,146
99,400	Citigroup, Inc.	666,974
44,800	Comerica, Inc.	889,280
32,700	EMC Insurance Group, Inc.	838,755
39,149	Erie Indemnity Company - Class "A"	1,473,177
50,400	Financial Select Sector SPDR Fund	636,048
85,900	First Potomac Realty Trust (REIT)	798,870
88,900	Hudson City Bancorp, Inc.	1,418,844
68,300	Invesco, Ltd.	986,252
197,200	Investors Real Estate Trust (REIT)	2,112,012
100,300	JPMorgan Chase & Company	3,162,459
58,600	KeyCorp	499,272
41,074	Lincoln National Corporation	773,834
45,400	Merrill Lynch & Company, Inc.	528,456
53,600	Morgan Stanley	859,744
118,300	NewAlliance Bancshares, Inc.	1,558,011
120,600	People's United Financial, Inc.	2,150,298
47,300	Plum Creek Timber Company, Inc. (REIT)	1,643,202
43,300	PNC Financial Services Group, Inc.	2,121,700
49,300	Protective Life Corporation	707,455
16,300	State Street Corporation	641,079
16,800	SunTrust Banks, Inc.	496,272
116,400	U-Store-It Trust (REIT)	517,980
34,600	Waddell & Reed Financial, Inc. - Class "A"	534,916
87,200	Wells Fargo & Company	2,570,656

107,400	Westfield Financial, Inc.	1,108,368

		46,478,028

	Health Care-8.0%
71,400	Abbott Laboratories	3,810,618
20,700	Becton, Dickinson & Company	1,415,673
44,775	Covidien, Ltd.	1,622,646
55,600	GlaxoSmithKline PLC (ADR)	2,072,212
90,800	Johnson & Johnson	5,432,564
48,900	Medtronic, Inc.	1,536,438
49,700	Novartis AG (ADR)	2,473,072
179,500	Pfizer, Inc.	3,178,945
67,300	Schering-Plough Corporation	1,146,119

		22,688,287

	Industrials-10.4%
39,600	3M Company	2,278,584
8,700	Alexander & Baldwin, Inc.	218,022
30,600	Armstrong World Industries, Inc.	661,572
58,600	Avery Dennison Corporation	1,917,978
73,300	Dover Corporation	2,413,036
31,400	Emerson Electric Company	1,149,554
33,600	General Dynamics Corporation	1,935,024
149,800	General Electric Company	2,426,760
70,800	Honeywell International, Inc.	2,324,364
23,900	Hubbell, Inc. - Class "B"	781,052
62,700	Illinois Tool Works, Inc.	2,197,635
33,000	ITT Corporation	1,517,670
38,430	Lawson Products, Inc.	878,126
37,400	Norfolk Southern Corporation	1,759,670
51,600	Pitney Bowes, Inc.	1,314,768
47,800	Textainer Group Holdings, Ltd.	506,680
30,375	Tyco International, Ltd.	656,100
47,000	United Parcel Service, Inc. - Class "B"	2,592,520
106,500	Werner Enterprises, Inc.	1,846,710

		29,375,825

	Information Technology-6.9%
74,700	Automatic Data Processing, Inc.	2,938,698
110,900	AVX Corporation	880,546
43,365	Bel Fuse, Inc. - Class "B"	919,338
85,600	Hewlett-Packard Company	3,106,424
59,300	Intel Corporation	869,338
15,700	International Business Machines Corporation	1,321,312
171,200	Methode Electronics, Inc.	1,153,888
144,900	Microsoft Corporation	2,816,856
80,900	Molex, Inc.	1,172,241
122,300	Nokia Corporation - Class "A" (ADR)	1,907,880
53,600	Texas Instruments, Inc.	831,872
47,875	Tyco Electronics, Ltd.	776,054
35,500	Xilinx, Inc.	632,610

		19,327,057

	Materials-5.7%
36,700	Air Products & Chemicals, Inc.	1,844,909
70,200	Alcoa, Inc.	790,452
39,000	Bemis Company, Inc.	923,520

27,100		Compass Minerals International, Inc.	1,589,686
106,700		Dow Chemical Company	1,610,103
105,100		DuPont (E.I.) de Nemours & Company	2,659,030
72,300		Glatfelter	672,390
52,300		Lubrizol Corporation	1,903,197
55,000		MeadWestvaco Corporation	615,450
73,830		Myers Industries, Inc.	590,640
31,600		PPG Industries, Inc.	1,340,788
72,300		Sonoco Products Company	1,674,468

			16,214,633

		Telecommunication Services-3.8%
150,530		AT&T, Inc.	4,290,105
60,200		D&E Communications, Inc.	403,340
21,420		Embarq Corporation	770,263
24,000		Telephone & Data Systems, Inc.	762,000
30,000		Telephone & Data Systems, Inc. - Special Shares	843,000
103,128		Verizon Communications, Inc.	3,496,039

			10,564,747

		Utilities-4.5%
20,150		American States Water Company	664,547
61,100		Duke Energy Corporation	917,111
31,300		FPL Group, Inc.	1,575,329
15,700		Integrys Energy Group, Inc.	674,786
80,050		MDU Resources Group, Inc.	1,727,479
130,600		NiSource, Inc.	1,432,682
40,200		ONEOK, Inc.	1,170,624
56,200		Portland General Electric Company	1,094,214
56,700		Southwest Gas Corporation	1,429,974
37,631		United Utilites Group PLC (ADR)	699,937
56,700		Vectren Corporation	1,418,067

			12,804,750

Total Value of Common Stocks (cost $295,218,924)			263,526,819

		PREFERRED STOCKS-.9%
		Financials-.2%
32,500		Citigroup Capital XVI, 6.45%, 2066 - Series "W"	455,650

		Telecommunication Services-.4%
44,800		AT&T, Inc., 6.375%, 2056	1,117,312

		Utilities-.3%
31,600		Entergy Louisiana, LLC, 7.6%, 2032	766,300

Total Value of Preferred Stocks (cost $2,743,522)			2,339,262

		SHORT-TERM INVESTMENTS-5.7%
		Money Market Fund
16,145	M	First Investors Cash Reserve Fund, 1.39% (cost $16,145,000)**	16,145,000

Total Value of Investments (cost $314,107,446)		100.0%	282,011,081
Other Assets, Less Liabilities		-	48,935

Net Assets		100.0%	$282,060,016

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2008, the cost of investments for federal
income tax purposes was $314,126,550. Accumulated net
unrealized depreciation on investments was $32,115,469,
consisting of $31,317,573 gross unrealized appreciation and
$63,433,042 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-96.5%
		Consumer Discretionary-8.8%
20,900		Best Buy Company, Inc.	$ 587,499
45,100		Carnival Corporation	1,096,832
89,295		CBS Corporation - Class "B"	731,326
47,394		Comcast Corporation - Class "A"	800,011
84,350		Comcast Corporation - Special Class "A"	1,362,252
48,200		H&R Block, Inc.	1,095,104
151,500		Home Depot, Inc.	3,487,530
35,600	*	Kohl's Corporation	1,288,720
127,100		Lowe's Companies, Inc.	2,735,192
51,200		McDonald's Corporation	3,184,128
162,400		News Corporation - Class "A"	1,476,216
29,500		NIKE, Inc. - Class "B"	1,504,500
64,100		Staples, Inc.	1,148,672
46,200		Target Corporation	1,595,286
283,300		Time Warner, Inc.	2,849,998
70,600	*	Viacom, Inc. - Class "B"	1,345,636
143,400		Walt Disney Company	3,253,746

			29,542,648

		Consumer Staples-15.8%
81,600		Altria Group, Inc.	1,228,896
78,600		Avon Products, Inc.	1,888,758
143,700		Coca-Cola Company	6,505,299
34,800		Colgate-Palmolive Company	2,385,192
33,800		Costco Wholesale Corporation	1,774,500
91,600		CVS Caremark Corporation	2,632,584
34,100		Hershey Company	1,184,634
61,800		Kimberly-Clark Corporation	3,259,332
123,724		Kraft Foods, Inc. - Class "A"	3,321,989
106,900		PepsiCo, Inc.	5,854,913
94,900		Philip Morris International, Inc.	4,129,099
125,940		Procter & Gamble Company	7,785,611
44,600		Safeway, Inc.	1,060,142
108,200		Walgreen Company	2,669,294
128,330		Wal-Mart Stores, Inc.	7,194,180

			52,874,423

		Energy-12.5%
39,300		BP PLC (ADR)	1,836,882
121,900		Chevron Corporation	9,016,943
89,870		ConocoPhillips	4,655,266
17,300		Devon Energy Corporation	1,136,783
179,600		ExxonMobil Corporation	14,337,468
105,790		Halliburton Company	1,923,262
17,500		Hess Corporation	938,700
61,000		Marathon Oil Corporation	1,668,960
75,200		Schlumberger, Ltd.	3,183,216
78,450		Spectra Energy Corporation	1,234,803
26,951	*	Transocean, Ltd.	1,273,435

34,870		Valero Energy Corporation	754,587

			41,960,305

		Financials-10.6%
42,600		ACE, Ltd.	2,254,392
48,700		Allstate Corporation	1,595,412
98,500		American Express Company	1,827,175
133,966		Bank of America Corporation	1,886,241
141,787		Bank of New York Mellon Corporation	4,016,826
850	*	Berkshire Hathaway, Inc. - Class "B"	2,731,900
43,000		Capital One Financial Corporation	1,371,270
48,000		Chubb Corporation	2,448,000
120,400		Citigroup, Inc.	807,884
68,200		Financial Select Sector SPDR Fund	860,684
174,068		JPMorgan Chase & Company	5,488,364
48,400		Marsh & McLennan Companies, Inc.	1,174,668
42,200		Merrill Lynch & Company, Inc.	491,208
65,300		Morgan Stanley	1,047,412
20,000		PNC Financial Services Group, Inc.	980,000
48,700		Travelers Companies, Inc.	2,201,240
64,500		U.S. Bancorp	1,613,145
87,100		Wells Fargo & Company	2,567,708

			35,363,529

		Health Care-16.0%
89,800		Abbott Laboratories	4,792,626
56,200		Aetna, Inc.	1,601,700
70,800	*	Amgen, Inc.	4,088,700
27,300		Baxter International, Inc.	1,463,007
136,300		Bristol-Myers Squibb Company	3,168,975
48,325		Covidien, Ltd.	1,751,298
26,200	*	Genentech, Inc.	2,172,242
13,600	*	Genzyme Corporation	902,632
184,800		Johnson & Johnson	11,056,584
42,300		McKesson Corporation	1,638,279
90,700		Medtronic, Inc.	2,849,794
91,800		Merck & Company, Inc.	2,790,720
75,300		Novartis AG (ADR)	3,746,928
322,860		Pfizer, Inc.	5,717,850
25,700	*	St. Jude Medical, Inc.	847,072
44,200		Teva Pharmaceutical Industries, Ltd. (ADR)	1,881,594
35,600		UnitedHealth Group, Inc.	946,960
56,000		Wyeth	2,100,560

			53,517,521

		Industrials-10.7%
56,100		3M Company	3,227,994
21,200		Boeing Company	904,604
15,100		Caterpillar, Inc.	674,517
21,200		Danaher Corporation	1,200,132
45,600		Dover Corporation	1,501,152
21,600		Eaton Corporation	1,073,736
70,700		Emerson Electric Company	2,588,327
434,300		General Electric Company	7,035,660
51,500		Honeywell International, Inc.	1,690,745
46,200		Illinois Tool Works, Inc.	1,619,310
37,800		ITT Corporation	1,738,422
28,500		Lockheed Martin Corporation	2,396,280
30,700		Northrop Grumman Corporation	1,382,728
55,725		Tyco International, Ltd.	1,203,660
34,700		United Parcel Service, Inc. - Class "B"	1,914,052
102,700		United Technologies Corporation	5,504,720

			35,656,039

			Information Technology-15.6%
40,820			Accenture, Ltd. - Class "A"	1,338,488
43,800		*	Adobe Systems, Inc.	932,502
36,000			Analog Devices, Inc.	684,720
17,400		*	Apple, Inc.	1,485,090
72,100			Applied Materials, Inc.	730,373
31,800			Automatic Data Processing, Inc.	1,251,012
272,200		*	Cisco Systems, Inc.	4,436,860
153,400		*	Dell, Inc.	1,570,816
226,625		*	EMC Corporation	2,372,764
134,300			Hewlett-Packard Company	4,873,747
251,400			Intel Corporation	3,685,524
59,800			International Business Machines Corporation	5,032,768
537,545			Microsoft Corporation	10,449,875
139,400			Nokia Corporation - Class "A" (ADR)	2,174,640
183,300		*	Oracle Corporation	3,249,909
52,570			QUALCOMM, Inc.	1,883,583
99,100		*	Symantec Corporation	1,339,832
109,900			Texas Instruments, Inc.	1,705,648
50,225			Tyco Electronics, Ltd.	814,147
103,200			Western Union Company	1,479,888
68,100		*	Yahoo!, Inc.	830,820

				52,323,006

			Materials-1.8%
58,600			Alcoa, Inc.	659,836
89,900			Dow Chemical Company	1,356,591
77,600			DuPont (E.I.) de Nemours & Company	1,963,280
28,000			Newmont Mining Corporation	1,139,600
17,500			PPG Industries, Inc.	742,525

				5,861,832

			Telecommunication Services-3.2%
190,000			AT&T, Inc.	5,415,000
159,000			Verizon Communications, Inc.	5,390,100

				10,805,100

			Utilities-1.5%
37,500			American Electric Power Company, Inc.	1,248,000
159,600			Duke Energy Corporation	2,395,596
28,100			FPL Group, Inc.	1,414,273

				5,057,869

Total Value of Common Stocks (cost $317,803,081)				322,962,272

			SHORT-TERM INVESTMENTS-3.2%
			Money Market Fund
$10,745	M		First Investors Cash Reserve Fund, 1.39% (cost $10,745,000)**	10,745,000

Total Value of Investments (cost $328,548,081)			99.7%	333,707,272
Other Assets, Less Liabilities			.3	1,135,799

Net Assets			100.0%	$ 334,843,071

*	Non-income producing
**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2008, the cost of investments for federal
income tax purposes was $335,547,551. Accumulated net
unrealized depreciation on investments was $1,840,279,
consisting of $54,474,936 gross unrealized appreciation and
$56,315,215 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-96.9%
		Consumer Discretionary-11.6%
110,000		BorgWarner, Inc.	$ 2,394,700
248,625		Brown Shoe Company, Inc.	2,105,854
195,000		CBS Corporation - Class "B"	1,597,050
181,850	*	CEC Entertainment, Inc.	4,409,862
146,250		Cinemark Holdings, Inc.	1,086,638
146,250	*	Coach, Inc.	3,037,612
97,500	*	Eddie Bauer Holdings, Inc.	49,725
68,250		Genuine Parts Company	2,583,945
97,500		H&R Block, Inc.	2,215,200
200,000		Home Depot, Inc.	4,604,000
221,000	*	Jack in the Box, Inc.	4,881,890
189,735	*	Lincoln Educational Services Corporation	2,513,989
87,750		Luxottica Group SpA (ADR)	1,590,030
141,375		McDonald's Corporation	8,792,111
445,000	*	Morgans Hotel Group Company	2,073,700
97,500		Newell Rubbermaid, Inc.	953,550
48,750		Polo Ralph Lauren Corporation - Class "A"	2,213,738
238,875	*	Ruby Tuesday, Inc.	372,645
175,500		Staples, Inc.	3,144,960
93,502	*	Steiner Leisure, Ltd.	2,760,179
660,000		Stewart Enterprises, Inc. - Class "A"	1,986,600
109,687	*	Viacom, Inc. - Class "B"	2,090,634
234,000		Wyndham Worldwide Corporation	1,532,700

			58,991,312

		Consumer Staples-15.4%
378,900		Altria Group, Inc.	5,706,234
100,000		Avon Products, Inc.	2,403,000
77,500	*	Chattem, Inc.	5,543,575
80,812		Coca-Cola Company	3,658,359
224,250		CVS Caremark Corporation	6,444,945
50,000	*	Dean Foods Company	898,500
104,581		Kraft Foods, Inc. - Class "A"	2,808,000
125,000		McCormick & Company, Inc.	3,982,500
535,000		Nu Skin Enterprises, Inc. - Class "A"	5,580,050
100,000		PepsiCo, Inc.	5,477,000
225,000		Philip Morris International, Inc.	9,789,750
75,562		Procter & Gamble Company	4,671,243
243,750		Safeway, Inc.	5,793,938
49,286		Tootsie Roll Industries, Inc.	1,262,214
250,000		Walgreen Company	6,167,500
146,250		Wal-Mart Stores, Inc.	8,198,775

			78,385,583

		Energy-7.5%
58,046		Anadarko Petroleum Corporation	2,237,673
248,625	*	Cal Dive International, Inc.	1,618,549
87,750		ConocoPhillips	4,545,450
112,125		ExxonMobil Corporation	8,950,939
6,920		Hugoton Royalty Trust	111,066
61,519		Marathon Oil Corporation	1,683,160
156,000		Noble Corporation	3,441,360
78,000		Sasol, Ltd. (ADR)	2,365,740
183,750		Suncor Energy, Inc.	3,583,125
53,208	*	Transocean, Ltd.	2,514,078

61,400		World Fuel Services Corporation	2,271,800
134,000		XTO Energy, Inc.	4,726,180

			38,049,120

		Financials-8.6%
50,700		American Express Company	940,485
102,625		Astoria Financial Corporation	1,691,260
97,500		Bank of America Corporation	1,372,800
182,000		Brookline Bancorp, Inc.	1,938,300
63,745		Capital One Financial Corporation	2,032,828
111,150		Citigroup, Inc.	745,816
97,500		Discover Financial Services	929,175
400,000		Financial Select Sector SPDR Fund	5,048,000
175,500	*	First Mercury Financial Corporation	2,502,630
48,750		Hartford Financial Services Group, Inc.	800,475
173,062		JPMorgan Chase & Company	5,456,645
88,725		KeyCorp	755,937
19,500		Merrill Lynch & Company, Inc.	226,980
165,750		Morgan Stanley	2,658,630
200,000		New York Community Bancorp, Inc.	2,392,000
265,000		NewAlliance Bancshares, Inc.	3,490,050
75,000		SPDR KBW Regional Banking ETF	2,187,000
312,000		Sunstone Hotel Investors, Inc. (REIT)	1,931,280
100,000		U.S. Bancorp	2,501,000
58,500		Webster Financial Corporation	806,130
107,250		Wells Fargo & Company	3,161,730

			43,569,151

		Health Care-15.6%
140,000		Abbott Laboratories	7,471,800
45,532	*	Amgen, Inc.	2,629,473
55,000		Baxter International, Inc.	2,947,450
78,250		Becton, Dickinson & Company	5,351,517
52,500	*	Cephalon, Inc.	4,044,600
65,000	*	Genentech, Inc.	5,389,150
45,000	*	Genzyme Corporation	2,986,650
170,625		Johnson & Johnson	10,208,494
48,750	*	Laboratory Corporation of America Holdings	3,139,988
133,125		Medtronic, Inc.	4,182,788
97,500		Merck & Company, Inc.	2,964,000
110,000		Perrigo Company	3,554,100
414,375		Pfizer, Inc.	7,338,581
80,000	*	PSS World Medical, Inc.	1,505,600
121,875		Sanofi-Aventis (ADR)	3,919,500
50,000	*	St. Jude Medical, Inc.	1,648,000
97,500	*	Thermo Fisher Scientific, Inc.	3,321,825
170,625		Wyeth	6,400,144

			79,003,660

		Industrials-14.9%
78,000		3M Company	4,488,120
204,457	*	AAR Corporation	3,764,053
82,485		Alexander & Baldwin, Inc.	2,067,074
129,382	*	Altra Holdings, Inc.	1,023,412
185,000		Armstrong World Industries, Inc.	3,999,700
47,750		Avery Dennison Corporation	1,562,857
60,000		Barnes Group, Inc.	870,000
97,500	*	BE Aerospace, Inc.	749,775
42,500		Burlington Northern Santa Fe Corporation	3,217,675
175,500		Chicago Bridge & Iron Company NV - NY Shares	1,763,775
115,000	*	Esterline Technologies Corporation	4,357,350
219,375		General Electric Company	3,553,875
100,000		Harsco Corporation	2,768,000
136,500		Honeywell International, Inc.	4,481,295
121,875		IDEX Corporation	2,943,281
80,000		Illinois Tool Works, Inc.	2,804,000
60,000		Lockheed Martin Corporation	5,044,800
216,450	*	Mobile Mini, Inc.	3,121,209
77,500		Northrop Grumman Corporation	3,490,600

142,888		*	PGT, Inc.	161,463
96,743		*	Pinnacle Airlines Corporation	164,463
55,000			Raytheon Company	2,807,200
45,000			Republic Services, Inc.	1,115,550
300,100			TAL International Group, Inc.	4,231,410
150,000			Textainer Group Holdings, Ltd.	1,590,000
97,500			Tyco International, Ltd.	2,106,000
141,375			United Technologies Corporation	7,577,700

				75,824,637

			Information Technology-15.5%
75,000		*	CACI International, Inc. - Class "A"	3,381,750
200,000		*	Cisco Systems, Inc.	3,260,000
199,875		*	Electronics for Imaging, Inc.	1,910,805
361,725		*	EMC Corporation	3,787,261
292,500		*	Entrust, Inc.	462,150
185,250			Harris Corporation	7,048,763
129,500			Hewlett-Packard Company	4,699,555
180,375			Intel Corporation	2,644,298
108,525			International Business Machines Corporation	9,133,464
195,000		*	Macrovision Solutions Corporation	2,466,750
390,000			Microsoft Corporation	7,581,600
117,600		*	NCI, Inc. - Class "A"	3,543,288
268,125			Nokia Corporation - Class "A" (ADR)	4,182,750
248,625		*	Parametric Technology Corporation	3,145,106
156,000			QUALCOMM, Inc.	5,589,480
33,125		*	SRA International, Inc. - Class "A"	571,406
365,625		*	Symantec Corporation	4,943,250
365,625		*	TIBCO Software, Inc.	1,897,594
68,250			Tyco Electronics, Ltd.	1,106,333
195,000			Western Union Company	2,796,300
89,602		*	Wright Express Corporation	1,128,985
195,000			Xilinx, Inc.	3,474,900

				78,755,788

			Materials-3.9%
50,000			Agrium, Inc.	1,706,500
220,000			Celanese Corporation - Series "A"	2,734,600
68,250			Freeport-McMoRan Copper & Gold, Inc.	1,668,030
120,000			Lubrizol Corporation	4,366,800
45,000			PPG Industries, Inc.	1,909,350
63,375			Praxair, Inc.	3,761,940
229,125			RPM International, Inc.	3,045,071
146,250			Temple-Inland, Inc.	702,000

				19,894,291

			Telecommunication Services-3.0%
234,000			AT&T, Inc.	6,669,000
258,375			Verizon Communications, Inc.	8,758,913

				15,427,913

			Utilities-.9%
112,515			Atmos Energy Corporation	2,666,605
48,371			Consolidated Edison, Inc.	1,883,083

				4,549,688

Total Value of Common Stocks (cost $582,167,879)				492,451,143

			SHORT-TERM INVESTMENTS-3.2%
			Money Market Fund
$16,040	M		First Investors Cash Reserve Fund, 1.39% (cost $16,040,000)**	16,040,000

Total Value of Investments (cost $598,207,879)			100.1%	508,491,143
Excess of Liabilities Over Other Assets			(.1)	(261,258)

Net Assets			100.0%	$ 508,229,885

		*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2008, the cost of investments for federal
income tax purposes was $601,755,845. Accumulated net
unrealized depreciation on investments was $93,264,702,
consisting of $69,154,067 gross unrealized appreciation and
$162,418,769 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-93.5%
		United States-43.7%
44,025		Abbott Laboratories	$ 2,349,614
22,400		Accenture, Ltd. - Class "A"	734,496
15,630		ACE, Ltd.	827,140
17,200	*	Akamai Technologies, Inc.	259,548
35,600	*	Amdocs, Ltd.	651,124
26,900		American Electric Power Company, Inc.	895,232
31,300	*	Amgen, Inc.	1,807,575
34,150		Apache Corporation	2,545,200
1,600	*	Apple, Inc.	136,560
59,500		Assured Guaranty, Ltd.	678,300
113,555		AT&T, Inc.	3,236,318
32,400	*	Atwood Oceanics, Inc.	495,072
20,300		Bank of America Corporation	285,824
5,820	*	BMC Software, Inc.	156,616
21,800	*	Broadcom Corporation - Class "A"	369,946
4,800		Capital One Financial Corporation	153,072
24,990		Caterpillar, Inc.	1,116,303
148,975	*	Cisco Systems, Inc.	2,428,293
137,510		Citigroup, Inc.	922,692
77,880		Corning, Inc.	742,196
64,425	*	Coventry Health Care, Inc.	958,644
22,685		Covidien, Ltd.	822,104
22,400		CVS Caremark Corporation	643,776
12,400		Deere & Company	475,168
153,645	*	EMC Corporation	1,608,663
12,795		EOG Resources, Inc.	851,891
16,855		Exelon Corporation	937,307
16,270		ExxonMobil Corporation	1,298,834
6,800		FedEx Corporation	436,220
7,000		Flowserve Corporation	360,500
10,245		FPL Group, Inc.	515,631
23,745		Freeport-McMoRan Copper & Gold, Inc.	580,328
20,950	*	GameStop Corporation - Class "A"	453,777
2,500	*	Genentech, Inc.	207,275
112,105		General Electric Company	1,816,101
26,375	*	Genzyme Corporation	1,750,509
9,930		Goldman Sachs Group, Inc.	837,993
3,200	*	Google, Inc. - Class "A"	984,480
16,100		Graco, Inc.	382,053
14,100	*	Gymboree Corporation	367,869
18,401		Halliburton Company	334,530
13,700		Hartford Financial Services Group, Inc.	224,954
35,400	*	Hercules Offshore, Inc.	168,150
11,100		Hess Corporation	595,404

65,165		Hewlett-Packard Company	2,364,838
39,240		Honeywell International, Inc.	1,288,249
27,700		Intel Corporation	406,082
13,095		International Business Machines Corporation	1,102,075
60,115		JPMorgan Chase & Company	1,895,426
74,375	*	Kohl's Corporation	2,692,375
7,210		Lockheed Martin Corporation	606,217
63,680		Marathon Oil Corporation	1,742,285
10,360		Marsh & McLennan Companies, Inc.	251,437
42,540		Medtronic, Inc.	1,336,607
130,305		Microsoft Corporation	2,533,129
16,040		Mosaic Company	554,984
43,400	*	National Oilwell Varco, Inc.	1,060,696
14,800	*	NII Holdings, Inc.	269,064
11,500		NIKE, Inc. - Class "B"	586,500
6,900		Noble Energy, Inc.	339,618
4,400		Nucor Corporation	203,280
126,240	*	Oracle Corporation	2,238,235
33,100		PepsiCo, Inc.	1,812,887
67,695		Philip Morris International, Inc.	2,945,409
9,580		PNC Financial Services Group, Inc.	469,420
27,605		Precision Castparts Corporation	1,641,945
37,510		Procter & Gamble Company	2,318,868
34,135		QUALCOMM, Inc.	1,223,057
62,695		Schering-Plough Corporation	1,067,696
16,495		Simon Property Group, Inc. (REIT)	876,379
15,900	*	St. Jude Medical, Inc.	524,064
68,720		Staples, Inc.	1,231,462
15,280		State Street Corporation	600,962
20,100	*	Thomas & Betts Corporation	480,591
19,798	*	Transocean, Ltd.	935,456
17,200		Travelers Companies, Inc.	777,440
42,255	*	Ultra Petroleum Corporation	1,458,220
92,805		UnitedHealth Group, Inc.	2,468,613
14,300		W.R. Berkley Corporation	443,300
43,770		Wal-Mart Stores, Inc.	2,453,746
9,600	*	WellPoint, Inc.	404,448
73,485		Wells Fargo & Company	2,166,338
74,640		Western Union Company	1,070,338
8,500	*	Whiting Petroleum Corporation	284,410
21,480		Wyeth	805,715

			88,335,143

		United Kingdom-12.4%
56,701		AstraZeneca PLC	2,319,663
17,700		AstraZeneca PLC (ADR)	726,231
97,943		BG Group PLC	1,355,686
127,752		BHP Billiton PLC	2,477,827
278,848		BP PLC	2,152,550
21,277		British American Tobacco PLC	555,050
96,689		British Land Company PLC	774,697
209,600		HSBC Holdings PLC	2,051,396
77,161		Imperial Tobacco Group PLC	2,061,048
237,766		National Grid PLC	2,349,475
57,598		Rio Tinto PLC	1,280,207
101,936		SABMiller PLC	1,711,797

97,843		Standard Chartered PLC	1,252,004
1,722,190		Vodafone Group PLC	3,526,447
88,629		Wolseley PLC	493,711

			25,087,789

		Japan-8.1%
18,600		Astellas Pharma, Inc.	761,341
37,850		Canon, Inc.	1,199,261
53,700		Denso Corporation	909,912
201		East Japan Railway Company	1,595,800
25,000		Eisai Company, Ltd.	1,043,240
388		Japan Tobacco, Inc.	1,285,189
81,000		Mitsubishi Estate Company, Ltd.	1,338,030
1,400		Nintendo Company, Ltd.	535,012
464		Nippon Telegraph & Telephone Corporation	2,509,966
4,050		Nitori Company, Ltd.	315,175
46,900		Olympus Corporation	938,872
8,900		Secom Company, Ltd.	459,262
68,100		Softbank Corporation	1,236,777
336		Sumitomo Mitsui Banking Corporation, Inc.	1,383,370
189,000		Toshiba Corporation	777,695

			16,288,902

		Switzerland-6.6%
27,400		ABB, Ltd. (ADR)	411,274
37,129		Julius Baer Holding, Ltd. AG - Registered	1,439,020
92,295		Nestle SA - Registered	3,654,711
23,989		Novartis AG - Registered	1,201,404
17,463		Roche Holding AG - Genusscheine	2,703,571
8,804		Synthes, Inc.	1,116,400
187,200	*	UBS AG - Registered	2,723,640

			13,250,020

		France-6.3%
26,779		ArcelorMittal	649,106
18,153		Compagnie Generale des Etablissement Michelin - Class "B"	959,089
113,865		France Telecom SA	3,173,721
31,289		Group Danone	1,890,474
21,468		L'Oreal SA	1,873,531
12,066		Societe Generale	612,143
65,444		Total SA	3,598,054

			12,756,118

		Germany-3.6%
13,327		Allianz AG	1,416,110
28,012		Deutsche Boerse AG	2,026,639
22,600		E.ON AG	874,332
3,171		MAN AG	180,492
10,772		Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,650,482
8,773		SAP AG	315,887
11,519		Siemens AG	869,000

			7,332,942

		Canada-2.8%
6,200		Agrium, Inc.	211,606
61,500		Brookfield Asset Management, Inc. - Class "A"	928,105
42,800		Canadian Natural Resources, Ltd.	1,688,078
22,100		EnCana Corporation	1,017,012

4,900		Potash Corporation of Saskatchewan, Inc.		358,778
1,785	*	Research in Motion, Ltd.		72,435
41,600		Toronto-Dominion Bank		1,470,911

				5,746,925

		Netherlands-1.6%
160,108		Koninklijke (Royal) KPN NV		2,327,719
36,873		Unilever NV		893,726

				3,221,445

		Spain-1.5%
105,412		Banco Bilbao Vizcaya Argentaria SA		1,306,094
49,876		Enagas		1,101,326
15,237		Industria de Diseno Textil SA		678,516

				3,085,936

		Ireland-1.1%
45,591		CRH PLC		1,172,187
36,700	*	Ryanair Holdings PLC (ADR)		1,067,236

				2,239,423

		Brazil-1.0%
42,375		Banco Itau Holding Financeira SA (ADR)		491,550
93,600		Companhia Vale do Rio Doce (ADR)		1,133,496
12,900		Petroleo Brasileiro SA (ADR)		315,921

				1,940,967

		Israel-.8%
40,300		Teva Pharmaceutical Industries, Ltd. (ADR)		1,715,571

		Hong Kong-.8%
67,000		Esprit Holdings, Ltd.		381,793
1,114,888		Shangri-La Asia, Ltd.		1,289,578

				1,671,371

		Denmark-.6%
22,300		Novo Nordisk A/S - Series "B"		1,150,321

		Taiwan-.5%
91,436		Hon Hai Precision Industry Company, Ltd. - Registered (GDR)		310,882
85,400		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)		674,660

				985,542

		Sweden-.4%
27,922		Assa Abloy AB - Class "B"		324,707
34,862		Atlas Copco AB - Class "A"		306,733
6,953		Hennes & Mauritz AB - Class "B"		276,556

				907,996

		South Korea-.3%
1,671		Samsung Electronics Company, Ltd.		609,231

		Mexico-.3%
60,800	*	Cemex SAB de CV (ADR)		555,712

		India-.3%
10,681		Reliance Industries, Ltd. (GDR)	(a)	540,517

		Italy-.2%
178,521		UniCredit SpA		453,894

		China-.2%
147,000		China Life Insurance Company, Ltd.		451,655

		Finland-.2%
28,400		Nokia Corporation - Class "A" (ADR)		443,040

		Russia-.2%
13,500		Mobile TeleSystems (ADR)	360,180

Total Value of Common Stocks (cost $216,918,567)			189,130,640

		SHORT-TERM INVESTMENTS-7.3%
		Money Market Fund
$14,750	M	First Investors Cash Reserve Fund, 1.39% (cost $14,750,000)**	14,750,000

Total Value of Investments (cost $231,668,567)		100.8%	203,880,640
Excess of Liabilities Over Other Assets		(.8)	(1,687,856)

Net Assets		100.0%	$ 202,192,784

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

(a)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors.
At December 31, 2008, the Fund held one 144A security with a value of $540,517 representing .3% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2008, the cost of investments for federal
income tax purposes was $237,624,561. Accumulated net
unrealized depreciation on investments was $33,743,921,
consisting of $5,129,926 gross unrealized appreciation and
$38,873,847 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-98.6%
		Consumer Discretionary-13.6%
176,300	*	Aeropostale, Inc.	$ 2,838,430
64,200	*	Apollo Group, Inc. - Class "A"	4,919,004
30,200	*	AutoZone, Inc.	4,211,994
142,700		Family Dollar Stores, Inc.	3,720,189
66,400		McDonald's Corporation	4,129,416
16,595		Strayer Education, Inc.	3,558,134

			23,377,167

		Consumer Staples-14.0%
90,100		Church & Dwight Company, Inc.	5,056,412
80,980		Colgate-Palmolive Company	5,550,369
71,185		General Mills, Inc.	4,324,489
70,400		Procter & Gamble Company	4,352,128
82,700		Wal-Mart Stores, Inc.	4,636,162

			23,919,560

		Energy-8.3%
160,200	*	Cameron International Corporation	3,284,100
54,400		ExxonMobil Corporation	4,342,752
80,900	*	National-Oilwell Varco, Inc.	1,977,196
210,500		Valero Energy Corporation	4,555,220

			14,159,268

		Financials-7.0%
88,000		Aon Corporation	4,019,840
117,070		JPMorgan Chase & Company	3,691,217
170,600	*	NASDAQ OMX Group, Inc.	4,215,526

			11,926,583

		Health Care-20.7%
64,385		Becton, Dickinson & Company	4,403,290
184,500		Bristol-Myers Squibb Company	4,289,625
68,200	*	Cephalon, Inc.	5,254,128
82,000	*	Express Scripts, Inc.	4,508,360
21,920	*	Intuitive Surgical, Inc.	2,783,621
190,900		Omnicare, Inc.	5,299,384
131,300	*	OSI Pharmaceuticals, Inc.	5,127,265
110,300	*	Varian Medical Systems, Inc.	3,864,912

			35,530,585

		Industrials-9.9%
80,900	*	Jacobs Engineering Group, Inc.	3,891,290
84,500		Norfolk Southern Corporation	3,975,725
88,500		Raytheon Company	4,517,040
86,000		United Technologies Corporation	4,609,600

			16,993,655

			Information Technology-20.6%
91,885		*	Affiliated Computer Services, Inc. - Class "A"	4,222,116
181,700		*	BMC Software, Inc.	4,889,547
121,300			Harris Corporation	4,615,465
115,200			Hewlett-Packard Company	4,180,608
236,051		*	Juniper Networks, Inc.	4,133,253
140,835		*	McAfee, Inc.	4,868,666
258,100		*	NCR Corporation	3,649,534
243,000		*	SAIC, Inc.	4,733,640

				35,292,829

			Materials-2.6%
178,000		*	Pactiv Corporation	4,428,640

			Utilities-1.9%
67,900			FirstEnergy Corporation	3,298,582

Total Value of Common Stocks (cost $189,677,934)				168,926,869

			SHORT-TERM INVESTMENTS-1.4%
			Money Market Fund
$2,465	M		First Investors Cash Reserve Fund, 1.39% (cost $2,465,000)**	2,465,000

Total Value of Investments (cost $192,142,934)			100.0%	171,391,869
Excess of Liabilities Over Other Assets			-	(14,420)

Net Assets			100.0%	$ 171,377,449

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

At December 31, 2008, the cost of investments for federal
income tax purposes was $192,142,934. Accumulated net
unrealized depreciation on investments was $20,751,065,
consisting of $4,956,510 gross unrealized appreciation and
$25,707,575 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-94.0%
		Consumer Discretionary-11.6%
170,000		BorgWarner, Inc.	$ 3,700,900
220,000		Brown Shoe Company, Inc.	1,863,400
45,000	*	CEC Entertainment, Inc.	1,091,250
225,000		Cinemark Holdings, Inc.	1,671,750
142,500	*	Coach, Inc.	2,959,725
166,000	*	Jack in the Box, Inc.	3,666,940
295,000	*	Morgans Hotel Group Company	1,374,700
50,000		Nordstrom, Inc.	665,500
65,000		Polo Ralph Lauren Corporation - Class "A"	2,951,650
165,000	*	Red Robin Gourmet Burgers, Inc.	2,776,950
550,900		Stewart Enterprises, Inc. - Class "A"	1,658,209
117,500		Tiffany & Company	2,776,525
235,000	*	Warnaco Group, Inc.	4,613,050
150,000		Wolverine World Wide, Inc.	3,156,000

			34,926,549

		Consumer Staples-8.3%
270,000	*	Dean Foods Company	4,851,900
90,000		McCormick & Company, Inc.	2,867,400
348,000		Nu Skin Enterprises, Inc. - Class "A"	3,629,640
85,500		Philip Morris International, Inc.	3,720,105
180,000		Safeway, Inc.	4,278,600
375,000		Sara Lee Corporation	3,671,250
72,980		Tootsie Roll Industries, Inc.	1,869,018

			24,887,913

		Energy-7.4%
280,000	*	Cal Dive International, Inc.	1,822,800
47,500		EOG Resources, Inc.	3,162,550
43,000		Hess Corporation	2,306,520
110,000	*	National-Oilwell Varco, Inc.	2,688,400
125,000	*	Plains Exploration & Production Company	2,905,000
275,000		Talisman Energy, Inc.	2,747,250
52,500	*	Transocean, Ltd.	2,480,625
190,000	*	Weatherford International, Ltd.	2,055,800
60,000		XTO Energy, Inc.	2,116,200

			22,285,145

		Financials-10.6%
40,000		City National Corporation	1,948,000
130,000		Discover Financial Services	1,238,900
150,000		Douglas Emmett, Inc. (REIT)	1,959,000
32,500		Federal Realty Investment Trust (REIT)	2,017,600
225,000		Financial Select Sector SPDR Fund	2,839,500
115,000		HCP, Inc. (REIT)	3,193,550
175,000		Lazard, Ltd. - Class "A"	5,204,500
125,000	*	Nasdaq OMX Group, Inc.	3,088,750
220,000		NewAlliance Bancshares, Inc.	2,897,400
105,000		Protective Life Corporation	1,506,750
55,000		SPDR KBW Regional Banking ETF	1,603,800
235,000		Sunstone Hotel Investors, Inc. (REIT)	1,454,650
195,000		Waddell & Reed Financial, Inc. - Class "A"	3,014,700

			31,967,100

		Health Care-12.9%
72,500		Beckman Coulter, Inc.	3,185,650
47,500	*	Cephalon, Inc.	3,659,400
185,000		DENTSPLY International, Inc.	5,224,400
57,500	*	Gilead Sciences, Inc.	2,940,550
67,500	*	Laboratory Corporation of America Holdings	4,347,675
67,500		McKesson Corporation	2,614,275
100,000		Perrigo Company	3,231,000
200,000	*	PSS World Medical, Inc.	3,764,000
177,800	*	Psychiatric Solutions, Inc.	4,951,730
55,000	*	St. Jude Medical, Inc.	1,812,800
95,000	*	Thermo Fisher Scientific, Inc.	3,236,650

			38,968,130

		Industrials-12.2%
176,800	*	AAR Corporation	3,254,888
135,000		Armstrong World Industries, Inc.	2,918,700
32,500		Avery Dennison Corporation	1,063,725
159,500		Baldor Electric Company	2,847,075
190,900		Chicago Bridge & Iron Company NV - NY Shares	1,918,545
130,200	*	Esterline Technologies Corporation	4,933,278
86,000		Harsco Corporation	2,380,480
170,000		IDEX Corporation	4,105,500
115,000		J.B. Hunt Transport Services, Inc.	3,021,050
55,000		Manpower, Inc.	1,869,450
202,500	*	Mobile Mini, Inc.	2,920,050
45,000		Republic Services, Inc.	1,115,550
110,000		Rolls-Royce Group PLC (ADR)	2,717,000
40,000		Roper Industries, Inc.	1,736,400

			36,801,691

		Information Technology-14.2%
50,000	*	CACI International, Inc. - Class "A"	2,254,500
140,000	*	Electronics for Imaging, Inc.	1,338,400
95,000	*	Fiserv, Inc.	3,455,150
145,000		Harris Corporation	5,517,250
210,000	*	Intuit, Inc.	4,995,900
235,000	*	Macrovision Solutions Corporation	2,972,750
65,000	*	Mettler-Toledo International, Inc.	4,381,000
80,000	*	Open Text Corporation	2,410,400
85,000	*	Parametric Technology Corporation	1,075,250
20,250	*	SRA International, Inc. - Class "A"	349,312
255,000	*	Sybase, Inc.	6,316,350
282,725	*	Symantec Corporation	3,822,442
250,000		Technology Select Sector SPDR Fund	3,852,500

			42,741,204

		Materials-6.4%
160,000		Agrium, Inc.	5,460,800
72,500		Allegheny Technologies, Inc.	1,850,925
44,000		Freeport-McMoRan Copper & Gold, Inc.	1,075,360
100,000		Lubrizol Corporation	3,639,000
63,500		Praxair, Inc.	3,769,360
80,000		Sigma-Aldrich Corporation	3,379,200

			19,174,645

		Telecommunication Services-2.3%
250,000		Frontier Communications Corporation	2,185,000
190,000		NTELOS Holdings Corporation	4,685,400

			6,870,400

		Utilities-8.1%
111,000		AGL Resources, Inc.	3,479,850
110,000		California Water Service Group	5,107,300
100,000		Equitable Resources, Inc.	3,355,000
160,200		Portland General Electric Company	3,119,094

125,000		SCANA Corporation	4,450,000
120,000		Wisconsin Energy Corporation	5,037,600

			24,548,844

Total Value of Common Stocks (cost $355,735,898)			283,171,621

		SHORT-TERM INVESTMENTS-6.4%
		Money Market Fund
$19,275	M	First Investors Cash Reserve Fund, 1.39% (cost $19,275,000)**	19,275,000

Total Value of Investments (cost $375,010,898)		100.4%	302,446,621
Excess of Liabilities Over Other Assets		(.4)	(1,191,540)

Net Assets		100.0%	$ 301,255,081

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2008, the cost of investments for federal
income tax purposes was $375,013,523. Accumulated net
unrealized depreciation on investments was $72,566,902,
consisting of $19,778,846 gross unrealized appreciation and
$92,345,748 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-88.9%
		Consumer Discretionary-8.5%
349,100		Callaway Golf Company	$ 3,243,139
193,000		Interactive Data Corporation	4,759,380
129,500		PetSmart, Inc.	2,389,275
161,400		Phillips Van-Heusen Corporation	3,248,982
365,300		Regal Entertainment Group - Class "A"	3,729,713

			17,370,489

		Consumer Staples-6.8%
56,250		Church & Dwight Company, Inc.	3,156,750
151,000		Flowers Foods, Inc.	3,678,360
99,200		Hormel Foods Corporation	3,083,136
91,100		J. M. Smucker Company	3,950,096

			13,868,342

		Energy-4.4%
85,300	*	Denbury Resources, Inc.	931,476
111,600	*	Plains Exploration & Production Company	2,593,584
142,500		St. Mary Land & Exploration Company	2,894,175
75,900	*	Whiting Petroleum Corporation	2,539,614

			8,958,849

		Financials-21.9%
15,914	*	Alleghany Corporation	4,487,748
198,600		American Financial Group, Inc.	4,543,968
789,600		Anworth Mortgage Asset Corporation (REIT)	5,077,128
170,900		Arthur J. Gallagher & Company	4,428,019
35,400		Everest Re Group, Ltd.	2,695,356
167,700		Harleysville Group, Inc.	5,824,221
235,000		Jefferies Group, Inc.	3,304,100
9,600	*	Markel Corporation	2,870,400
687,300		MFA Mortgage Investments, Inc. (REIT)	4,048,197
9,752		National Western Life Insurance Company - Class "A"	1,649,746
100,700	*	Piper Jaffray Companies, Inc.	4,003,832
73,900		Wilmington Trust Corporation	1,643,536

			44,576,251

		Health Care-14.5%
265,900	*	Endo Pharmaceuticals Holdings, Inc.	6,881,492
172,500	*	Life Technologies Corporation	4,020,975
114,600	*	Lincare Holdings, Inc.	3,086,178
135,500	*	Magellan Health Services, Inc.	5,306,180
250,252		PerkinElmer, Inc.	3,481,005
133,800		STERIS Corporation	3,196,482
95,300		West Pharmaceutical Services, Inc.	3,599,481

			29,571,793

		Industrials-10.7%
92,500		Alexander & Baldwin, Inc.	2,318,050

43,200		*	Alliant Techsystems, Inc.	3,704,832
109,600			Curtiss-Wright Corporation	3,659,544
350,400			Interface, Inc. - Class "A"	1,625,856
129,027		*	Kansas City Southern, Inc.	2,457,964
73,000			Pentair, Inc.	1,727,910
17,800			Precision Castparts Corporation	1,058,744
90,800			Robbins & Myers, Inc.	1,468,236
39,800			Rockwell Collins, Inc.	1,555,782
97,100			Woodward Governor Company	2,235,242

				21,812,160

			Information Technology-10.9%
318,000		*	Aspen Technology, Inc.	2,359,560
215,150		*	Avnet, Inc.	3,917,882
96,800		*	Cabot Microelectronics Corporation	2,523,576
545,000		*	Compuware Corporation	3,678,750
281,400		*	Convergys Corporation	1,803,774
143,500			Fair Isaac Corporation	2,419,410
161,900		*	Sybase, Inc.	4,010,263
156,900		*	Verigy, Ltd.	1,509,378

				22,222,593

			Materials-4.6%
109,000			AptarGroup, Inc.	3,841,160
159,700		*	Crown Holdings, Inc.	3,066,240
183,300			Innospec, Inc.	1,079,637
164,800			Titanium Metals Corporation	1,451,888

				9,438,925

			Telecommunication Services-3.1%
388,000		*	Premiere Global Services, Inc.	3,340,680
102,675			Telephone & Data Systems, Inc. - Special Shares	2,885,168

				6,225,848

			Utilities-3.4%
264,700			CMS Energy Corporation	2,673,470
362,600		*	Dynegy, Inc. - Class "A"	725,200
184,800			Portland General Electric Company	3,598,056

				6,996,726

Total Value of Common Stocks (cost $215,153,019)				181,041,976

			SHORT-TERM INVESTMENTS-11.4%
			Money Market Fund
$ 23,330	M		First Investors Cash Reserve Fund, 1.39% (cost $23,330,000)**	23,330,000

Total Value of Investments (cost $238,483,019)			100.3%	204,371,976
Excess of Liabilities Over Other Assets			(.3)	(665,218)

Net Assets			100.0%	$ 203,706,758

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2008.

At December 31, 2008, the cost of investments for federal
income tax purposes was $238,529,748. Accumulated net
unrealized depreciation on investments was $34,157,772,
consisting of $12,144,590 gross unrealized appreciation and
$46,302,362 gross unrealized depreciation.

Summary of Abbreviations:
REIT Real Estate Investment Trust

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2008

Shares or
Principal
Amount		Security	Value

		COMMON STOCKS-90.8%
		United Kingdom-16.0%
93,363		BG Group PLC	$ 1,292,292
173,039		British American Tobacco PLC	4,514,045
102,240		Diageo PLC	1,436,560
90,112		Imperial Tobacco Group PLC	2,406,982
53,328		Reckitt Benckiser Group PLC	1,998,251
527,644		Tesco PLC	2,747,458

			14,395,588

		India-10.6%
105,515	*	Bharti Airtel, Ltd.	1,555,377
34,681		HDFC Bank, Ltd. (ADR)	2,475,530
241,405		Hindustan Unilever, Ltd.	1,248,129
70,600		Housing Development Finance Corporation, Ltd.	2,160,493
320,379		ITC, Ltd.	1,133,287
53,767		United Spirits, Ltd.	983,000

			9,555,816

		Switzerland-10.1%
519		Lindt & Spruengli AG	971,086
83,720		Nestle SA - Registered	3,315,157
17,600		Novartis AG - Registered	881,434
18,088		Roche Holding AG - Genusscheine	2,800,332
9,300		Synthes, Inc.	1,179,295

			9,147,304

		Spain-8.3%
184,170		Enagas	4,066,709
67,700		Red Electrica Corporacion SA	3,451,123

			7,517,832

		Japan-7.7%
2,800		Nintendo Company, Ltd.	1,070,025
60,200		Secom Company, Ltd.	3,106,469
93,050		Tokio Marine Holdings, Inc.	2,757,019

			6,933,513

		Brazil-5.6%
129,275		Banco Itau Holding Financeira SA (ADR)	1,499,590
17,200		Companhia de Bebidas das Americas (ADR)	762,132
25,700		Petroleo Brasileiro SA - Petrobras (ADR)	524,537
36,772		Petroleo Brasileiro SA - Petrobras (ADR)	900,546
30,200		Rececard SA	332,822
55,030		Souza Cruz SA	1,040,662

			5,060,289

			France-5.5%
12,752			Air Liquide SA	1,167,820
33,123		*	Essilor International SA	1,555,951
40,990			Total SA	2,253,594

				4,977,365

			United States-5.2%
108,400			Philip Morris International, Inc.	4,716,484

			Australia-4.9%
115,300			Coca-Cola Amatil, Ltd.	740,929
88,216			QBE Insurance Group, Ltd.	1,594,355
113,906			Woolworths, Ltd.	2,123,915

				4,459,199

			Netherlands-4.4%
45,761			Core Laboratories NV	2,739,254
49,422			Unilever NV-CVA	1,197,888

				3,937,142

			Denmark-3.0%
52,321			Novo Nordisk A/S - Series "B"	2,698,921

			China-2.0%
38,346			China Mobile, Ltd.	389,063
14,700			China Mobile, Ltd. (ADR)	747,495
658,420			CNOOC, Ltd.	626,273

				1,762,831

			Mexico-1.9%
21,225			America Movil SAB de CV (ADR) - Series "L"	657,763
34,300			Fomento Economico Mexicano, SAB de CV (ADR)	1,033,459

				1,691,222

			Norway-1.0%
138,860			Orkla ASA	923,934

			South Korea-1.0%
14,063		*	KT&G Corporation	889,535

			Canada-1.0%
22,550			Canadian Natural Resources, Ltd.	889,396

			Germany-1.0%
10,029			RWE AG	885,571

			Netherlands Antilles-.8%
1,600			Schlumberger, Ltd.	66,218
15,725			Schlumberger, Ltd. (ADR)	665,639

				731,857

			Hong Kong-.8%
39,415			Jardine Matheson Holdings, Ltd.	730,855

			Luxembourg-.0%
2,039		*	Reinet Investments SCA	19,840

Total Value of Common Stocks (cost $98,588,174)				81,924,494

			SHORT-TERM INVESTMENTS-5.4%
			Money Market Fund
$4,940	M		First Investors Cash Reserve Fund, 1.39% (cost 4,940,000) **	4,940,000

Total Value of Investments (cost $103,528,174)			96.2%	86,864,494
Other Assets, Less Liabilities			3.8	3,390,775

Net Assets			100.0%	$ 90,255,269

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2008, the cost of investments for federal
income tax purposes was $104,003,631. Accumulated net
unrealized depreciation on investments was $17,139,137,
consisting of $1,051,475 gross unrealized appreciation and
$18,190,612 gross unrealized depreciation.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trusts' Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2008, fair value pricing was used for certain foreign securities in the Global Fund and International Fund portfolios.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") -In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of October 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of December 31, 2008 is as follows:
			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs

Total Return	$ 285,648,805	$ 167,287,661	$ 118,361,144	$ -
Value	282,011,081	282,011,081	-	-
Blue Chip	333,707,272	333,707,272	-	-
Growth & Income	508,491,143	508,491,143	-	-
Global	203,880,640	116,561,327	87,319,313	-
Select Growth	171,391,869	171,391,869	-	-
Opportunity	302,446,621	302,446,621	-	-
Special Situations	204,371,976	204,371,976	-	-
International	86,864,494	23,945,148	62,919,346	-

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, September 30, 2008				$-
Net purchases (sales)				-
Change in unrealized appreciation (depreciation)				-
Realized gain (loss)				-
Transfer in and/or out of Level 3				-

Balance, December 31, 2008				$ -

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2009